Income Tax (Details Textual)	12 Months Ended
Jun. 30, 2020 USD ($)
Income Tax (Textual)
U.S. federal net operating losses	$ 7,358,518
Operating loss carry forwards expiration period, description	Expire between 2031 and 2037
Net change in total valuation allowance	$ 398,550
Net operating loss carryforwards, description	The Company experience a more than 50% change in its ownership over a 3 year period.
Net operating loss carry-forwards	$ 2,614,000